Summary of Significant Accounting Policies (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Summary of Class A Ordinary Shares Subject to Possible Redemption is Excluded from Earning Per Share
The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each ordinary share class.
	For the Three Months Ended September 30,				For the Nine Months Ended September 30,
	2023		2022		2023		2022
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per common share:
Numerator:
Allocation of net (loss) income	$(101,278)	$(1,645,286)	$949,460	$237,365	$(1,450,300)	$(6,325,489)	$10,917,529	$2,729,382
Denominator:
Basic and diluted weighted average common shares outstanding	743,298	12,075,000	48,300,000	12,075,000	2,768,541	12,075,000	48,300,000	12,075,000
Basic and diluted net (loss) income per common share	$(0.14)	$(0.14)	$0.02	$0.02	$(0.52)	$(0.52)	$0.23	$0.23

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each ordinary share class:
	For the Year Ended December 31, 2022		For the Year Ended December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common share:
Numerator:
Allocation of net income (loss)	$12,700,862	$3,175,215	$5,468,324	$1,509,295
Denominator:
Basic and diluted weighted average common shares outstanding	48,300,000	12,075,000	43,139,178	11,906,712
Basic and diluted net income per common share	$0.26	$0.26	$0.13	$0.13